Schedule of Investments (unaudited) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 93.8%

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Garvee, Series B, 5.00%, 09/01/24	$900	$1,056,150
Alabama Public School & College Authority, Refunding RB, Series B, 5.00%, 01/01/26	1,000	1,163,410
City of Tuscaloosa Alabama, GO, Refunding, Series A, 4.75%, 07/01/24	1,025	1,047,704

		3,267,264

Arizona — 2.2%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Series A, 5.00%, 07/01/24	1,000	1,106,520
City of Phoenix Arizona, GO, Refunding, 5.00%, 07/01/24	650	760,129
County of Pima Arizona Unified School District No. 10, GO, School Improvement Project, Series B (AGC), 5.00%, 07/01/27	2,000	2,017,100
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/34	2,480	2,957,425
Sedona-Oak Creek Joint Unified School District No. 9, GO, Series B (AGC), 5.00%, 07/01/23	1,460	1,472,483

		8,313,657

Arkansas — 0.3%
Rogers School District No. 30, GO, Refunding, 4.00%, 02/01/30	1,000	1,008,640

California — 21.2%
Bay Area Toll Authority, RB, Toll Bridge, Series F-1, 4.00%, 04/01/56	1,000	1,042,650
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate Toll Bridge, Series S-7, 4.00%, 04/01/38	500	533,785
California Educational Facilities Authority, RB, Stanford Hospital, Series U-6, 5.00%, 05/01/45	1,260	1,741,698
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/48	1,950	2,250,417
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	2,000	2,275,000
California State Public Works Board, Refunding RB:
Series B, 5.00%, 10/01/26	250	304,908

Security	Par (000)	Value

California (continued)
California State Public Works Board, Refunding RB (continued):
Various Capital Projects, Series C, 4.00%, 11/01/32	$500	$544,660
California State University, Refunding RB, Series A:
5.00%, 11/01/43	540	617,787
Systemwide, 4.00%, 11/01/35	500	540,375
Systemwide, 4.00%, 11/01/38	500	532,850
Systemwide, 5.00%, 11/01/48	1,030	1,221,075
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco City Country Airport, Series E, 5.00%, 05/01/48	1,190	1,399,261
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	1,500	1,554,030
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	582,950
City of Los Angeles Department of Airports, Refunding RB, Senior, Private Activity Bond, Series B, 5.00%, 05/15/35	400	435,648
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,548,069
Coast Community College District, GO, Refunding, Series A, 4.00%, 08/01/38	1,000	1,049,230
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/33	1,435	1,746,065
El Camino Community College District, GO, CAB, Election 2002, Series C, 0.00%, 08/01/38(a)	680	353,029
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A (AGM)(a):
CAB, 0.00%, 01/15/37	1,000	544,250
0.00%, 01/15/36	500	284,985
Fremont Union High School District, GO, Refunding, Series A, 5.00%, 08/01/44	1,350	1,580,215
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/34	2,400	2,735,664
Los Angeles Community College District California, GO, Refunding, Series A, 5.00%, 08/01/31	1,000	1,156,250

1

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles County Facilities, Inc., RB, Vermont Corridor County Administration Building, Series A, 4.00%, 12/01/48	$1,000	$1,050,560
Los Angeles Department of Water & Power Power System Revenue, RB, Power System, Series D, 5.00%, 07/01/44	1,500	1,686,525
Los Angeles Department of Water & Power Power System Revenue, Refunding RB, Series A:
Power System, 5.00%, 07/01/37	1,000	1,197,800
5.00%, 07/01/30	1,500	1,752,315
Los Angeles Unified School District, GO, Election 2008, Series B-1, 5.00%, 07/01/33	1,500	1,807,215
Los Angeles Unified School District, GO, Refunding, Series A, 5.00%, 07/01/26	2,105	2,499,666
Los Angeles Unified School District, GO, Series KRY, 5.25%, 07/01/28	1,500	1,569,915
Sacramento City Financing Authority, Refunding RB, Master Lease Program, Series E (AMBAC), 5.25%, 12/01/30	250	313,023
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	646,001
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 08/15/26	1,500	1,625,415
San Diego Association of Governments South Bay Expressway Revenue, RB, Senior Lien, Series A, 5.00%, 07/01/42	1,000	1,153,540
San Diego Community College District, GO, Refunding, 4.00%, 08/01/32	500	549,305
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	500	595,065
San Diego Unified School District, GO, Election of 2012, Series I:
5.00%, 07/01/41	1,000	1,176,370
5.00%, 07/01/47	2,075	2,422,064
San Francisco City & County Airport Commission San Francisco International Airport, Refunding ARB, AMT, Series A, 4.00%, 05/01/49	1,000	1,059,750
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Senior Lien, Series A, 5.00%, 01/15/34	1,000	1,115,760

Security	Par (000)	Value

California (continued)
San Marcos Unified School District, GO, CAB, Election 2010, Series B, 0.00%, 08/01/51(a)	$350	$109,102
State of California, GO:
5.25%, 11/01/40	2,500	2,623,275
5.00%, 03/01/45	1,000	1,132,040
State of California, GO, Refunding:
5.00%, 08/01/26	540	643,810
5.00%, 08/01/27	1,000	1,217,220
5.00%, 08/01/31	1,000	1,191,050
4.00%, 09/01/32	250	275,733
5.00%, 08/01/35	1,000	1,196,430
5.00%, 08/01/46	1,000	1,154,300
Various Purpose, 5.00%, 10/01/24	475	558,230
Various Purpose, 5.00%, 10/01/25	1,000	1,200,600
Various Purpose, 5.00%, 09/01/31	565	673,887
Various Purpose, 5.00%, 12/01/31	2,000	2,267,320
Various Purpose, 4.00%, 09/01/33	1,000	1,098,870
Various Purpose, 4.00%, 09/01/35	1,000	1,090,350
Various Purpose, 5.00%, 09/01/35	1,000	1,178,620
Various Purpose, 5.00%, 02/01/38	1,000	1,100,940
Various Purpose, 5.00%, 12/01/43	500	557,865
State of California, GO, Various Purpose:
5.00%, 10/01/26	1,000	1,223,550
5.25%, 10/01/29	3,985	4,057,128
State of California Department of Water Resources, Refunding RB, Water System Revenue, Series AW, 5.00%, 12/01/33	1,000	1,208,910
State of California Public Works Board, RB, Judicial Council Projects, Series A, 5.00%, 03/01/38	1,000	1,092,710
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	685	812,348
University of California, Refunding RB:
Series AR, 5.00%, 05/15/41	605	696,440
Series AY, 5.00%, 05/15/32	500	609,035
Series AY, 5.00%, 05/15/36	1,000	1,192,870

		78,957,773

Colorado — 2.0%
City & County of Denver Board of Water Commissioners, RB, Series A, 4.00%, 12/15/26	1,230	1,299,138
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,573,005
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/35	1,000	1,185,910

2

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
El Paso County School District No. 20, GO, Refunding, Series C:
4.00%, 12/15/24	$1,350	$1,430,663
4.00%, 12/15/25	1,385	1,465,108
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	528,110

		7,481,934

Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Corp., 5.00%, 12/01/45	1,000	1,132,960
State of Connecticut, GO, Refunding, Series B:
5.00%, 05/15/22	1,000	1,063,990
5.00%, 05/15/25	250	290,553
State of Connecticut, GO:
Series A, 5.00%, 10/15/23	850	961,001
Series A, 5.00%, 10/15/27	400	447,136
Series B, 5.00%, 06/15/28	400	459,688
State of Connecticut, Special Tax Revenue, RB, Transportation Infrastructure, Series A:
5.00%, 09/01/24	400	460,884
5.00%, 10/01/29	725	801,567
4.00%, 09/01/36	430	451,384
Town of New Canaan Connecticut, GO, Refunding, Series C, 4.00%, 04/01/19(b)	1,010	1,010,000

		7,079,163

District of Columbia — 1.2%
District of Columbia, GO, Series D:
5.00%, 06/01/26	500	608,680
4.00%, 06/01/34	1,000	1,096,630
District of Columbia Water & Sewer Authority, Refunding RB:
Green Bond, Series A, 5.00%, 10/01/45	1,510	1,729,629
Sub Lien, Series C, 5.00%, 10/01/44	1,000	1,124,250

		4,559,189

Florida — 2.3%
Central Florida Expressway Authority, Refunding RB, Senior Lien, Series B, 5.00%, 07/01/33	1,000	1,185,670
City of Winter Park Florida Water & Sewer Revenue, Refunding RB, 4.25%, 12/01/19(b)	1,000	1,018,010

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Airport System Revenue, ARB, Series Q-1, 5.00%, 10/01/42	$1,000	$1,083,780
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,156,340
County of Miami-Dade School Board, COP, Refunding Series D, 5.00%, 02/01/27	500	588,975
Florida’s Turnpike Enterprise, RB, Series A, 4.00%, 07/01/48	1,000	1,060,600
State of Florida, GO, Refunding:
Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series A, 5.00%, 07/01/25	1,000	1,193,350
Series D, 5.00%, 06/01/25	1,055	1,130,390

		8,417,115

Georgia — 1.4%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	500	567,875
Gwinnett County School District, GO, 5.00%, 02/01/40	400	483,916
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,178,410
State of Georgia, GO, Refunding, Series C, 5.00%, 07/01/28	1,710	2,123,187
State of Georgia, GO, Tranche 2, Series A, 5.00%, 02/01/29	650	781,723

		5,135,111

Hawaii — 0.2%
State of Hawaii, GO, Refunding, Series EF, 5.00%, 11/01/23	500	559,005

Illinois — 3.1%
Chicago O’Hare International Airport, ARB, Senior Lien, Series E, 5.00%, 01/01/24	410	469,544
Chicago O’Hare International Airport, Refunding ARB, General, Senior Lien, Series B, 5.00%, 01/01/48	1,000	1,156,110
City of Chicago Illinois O’Hare International Airport, Refunding ARB, Senior Lien, Series B, 4.00%, 01/01/44	1,000	1,041,430
Illinois Finance Authority, Refunding RB, Mercy Health System Obligation, 5.00%, 12/01/40	1,000	1,096,660

3

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, Refunding RB, Senior Revenue Bonds, Series A:
5.00%, 01/01/25	$100	$117,357
5.00%, 01/01/30	250	306,273
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(a)	1,785	344,416
State of Illinois, GO, Refunding:
5.00%, 02/01/22	500	531,400
Series A, 5.00%, 10/01/25	500	550,780
Series A, 5.00%, 10/01/28	500	556,685
State of Illinois, GO:
5.00%, 05/01/39	1,500	1,554,105
Series C, 5.00%, 11/01/29	1,000	1,096,320
Series D, 5.00%, 11/01/24	1,000	1,093,600
Series D, 5.00%, 11/01/26	500	551,830
State of Illinois Toll Highway Authority, RB, Senior, Series B, 5.00%, 01/01/41	1,000	1,133,110

		11,599,620

Indiana — 0.2%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	650	701,005
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	117,853

		818,858

Kansas — 0.7%
State of Kansas Department of Transportation, RB:
5.00%, 09/01/27	1,000	1,186,380
5.00%, 09/01/34	500	576,685
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/47	580	658,689

		2,421,754

Louisiana — 0.1%
State of Louisiana, GO, Refunding, Series C, 5.00%, 07/15/23	500	553,355

Maryland — 2.2%
County of Howard Maryland, GO, Series A, 4.00%, 02/15/20(b)	2,790	2,850,710
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	483,076
State of Maryland, GO, Refunding, Series B:
5.00%, 08/01/25	1,000	1,198,860
5.00%, 08/01/26	1,200	1,469,196

Security	Par (000)	Value

Maryland (continued)
State of Maryland, GO, Series A, 5.00%, 03/15/28	$450	$566,213
State of Maryland Department of Transportation, RB:
4.00%, 11/01/29	695	768,420
Third Issue, 4.00%, 12/15/28	405	445,204
State of Maryland Department of Transportation, Refunding RB, 5.00%, 02/15/23	500	564,100

		8,345,779

Massachusetts — 3.9%
Commonwealth of Massachusetts, GO, Refunding, Series C:
5.00%, 08/01/20	750	784,643
5.00%, 10/01/25	1,000	1,201,960
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 03/01/26	725	878,729
Series A, 5.00%, 01/01/48	1,000	1,163,790
Series C, 5.00%, 05/01/29	1,000	1,130,500
Series E, 4.00%, 04/01/46	530	553,760
Series F, 5.00%, 11/01/37	500	593,240
Series F, 5.00%, 11/01/42	1,000	1,172,470
Series G, 4.00%, 09/01/32	1,325	1,451,975
Massachusetts Bay Transportation Authority, Refunding RB, Series B:
Senior, 5.25%, 07/01/20	1,000	1,046,270
5.00%, 07/01/35	1,210	1,255,181
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series A, 4.00%, 07/15/36	1,000	1,093,540
Partners Healthcare System, 5.00%, 07/01/34	1,000	1,186,840
Massachusetts Water Res. Authority, Refunding RB, General, Series C, 5.00%, 08/01/23	500	539,340
University of Massachusetts Building Authority, Refunding RB, Senior, Series 1, 5.00%, 11/01/44	400	453,712

		14,505,950

Michigan — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/46	585	673,358

Minnesota — 0.6%
Minnesota Public Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/22	1,000	1,099,360

4

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota, GO, Refunding, Various Purposes, Series F, 5.00%, 10/01/21	$1,000	$1,085,150

		2,184,510

Mississippi — 0.1%
State of Mississippi, GO, Refunding, Series C, 5.00%, 10/01/20	500	525,430

Missouri — 0.8%
Metropolitan State Louis Sewer District, Refunding RB, Series B, 5.00%, 05/01/45	1,035	1,171,972
Missouri Highway & Transportation Commission, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/24	1,500	1,747,155

		2,919,127

Nevada — 0.3%
County of Clark Department of Aviation, ARB, Sub Lien, Series C (AGM), 5.00%, 07/01/25	1,000	1,008,320

New Jersey — 4.2%
New Jersey EDA, RB, Series EEE, 5.00%, 06/15/48	1,000	1,082,600
New Jersey EDA, Refunding RB, School Facilities Construction:
Series GG, 5.25%, 09/01/26	1,000	1,050,030
Series NN, 5.00%, 03/01/22	500	537,360
Series NN, 5.00%, 03/01/25	500	543,485
Series NN, 5.00%, 03/01/30	1,000	1,070,550
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/25(a)	100	82,054
CAB, Transportation System, Series A, 0.00%, 12/15/35(a)	3,075	1,596,479
CAB, Transportation System, Series A, 0.00%, 12/15/38(a)	530	233,725
Transportation Program Bonds, Series S, 5.00%, 06/15/46	500	543,365
Transportation Program, Series AA, 5.00%, 06/15/25	150	167,022
Transportation Program, Series AA, 4.75%, 06/15/38	280	295,198
Transportation System, Series B, 5.50%, 06/15/31	500	527,525
Transportation System, Series B, 5.00%, 06/15/42	825	853,413
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A, 4.00%, 12/15/31	1,000	1,042,730

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System (continued):
Series A, 5.00%, 12/15/36	$1,000	$1,108,100
Series D, 5.00%, 12/15/24	250	282,110
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,127,690
New Jersey Turnpike Authority, Refunding RB:
Series B, 5.00%, 01/01/27	840	935,054
Series E, 5.00%, 01/01/29	1,000	1,228,560
Series E, 5.00%, 01/01/32	1,100	1,324,477

		15,631,527

New York — 22.1%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,540	2,607,310
City of New York New York, GO, Refunding:
Series C, 5.00%, 08/01/23	1,000	1,140,450
Series I, 5.00%, 08/01/26	1,000	1,106,030
City of New York New York, GO:
Series B-1, 5.00%, 12/01/41	1,390	1,605,881
Series D, 5.00%, 12/01/35	500	606,165
Series D, 4.00%, 12/01/41	1,000	1,081,660
Sub Series F-1, 5.00%, 04/01/34	1,115	1,343,608
City of New York New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/31	1,000	1,158,110
City of New York New York Water & Sewer System, Refunding RB, Refunding RB, Series DD, 5.00%, 06/15/35	2,500	2,847,600
City of New York Transitional Finance Authority, RB, Future Tax Secured Subordinate, Subseries B-1, 5.00%, 08/01/40	1,500	1,733,880
City of New York Transitional Finance Authority, Refunding RB, Fiscal 2018, Series S-1, 5.00%, 07/15/35	2,000	2,373,120
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,000	1,069,010
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	1,052,979
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/41	1,500	1,718,130

5

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB, Green Bond, Series C-1, 5.00%, 11/15/34	$1,000	$1,176,500
Metropolitan Transportation Authority, RB:
Series E-1, 5.00%, 11/15/42	1,260	1,362,766
Sub-Series A-1, 5.00%, 11/15/45	1,000	1,112,330
Metropolitan Transportation Authority, Refunding RB:
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/47	1,000	1,166,000
Series B, 5.00%, 11/15/37	1,075	1,228,585
Series D, 5.00%, 11/15/25	1,235	1,361,946
Miller Place Union Free School District, GO, Refunding, 4.00%, 02/15/25	685	686,069
New York City Transitional Finance Authority Building Aid Revenue, Refunding, Series S-2A, 4.00%, 07/15/36	1,455	1,596,499
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
5.00%, 11/01/28	1,000	1,240,930
5.00%, 05/01/37	1,000	1,160,280
Future Tax Secured Subordinate Bonds, Fiscal 2011, Series D, 5.00%, 02/01/31	2,000	2,120,680
Future Tax Secured Subordinate Bonds, Fiscal 2019, Series A3, 5.00%, 08/01/23	2,000	2,283,600
Series A-1, 5.00%, 08/01/36	500	601,815
Series A-1, 5.00%, 08/01/42	1,000	1,185,350
Series I, 5.00%, 05/01/42	1,620	1,786,795
Sub-Series C-2, 5.00%, 05/01/36	1,000	1,199,990
New York City Water & Sewer System, RB:
Sereis DD-2, 5.00%, 06/15/24	500	561,485
Series 2018-CC-1, 5.00%, 06/15/48	1,000	1,159,770
New York City Water & Sewer System, Refunding RB:
Series DD, 5.00%, 06/15/39	420	475,558
Series EE, 5.00%, 06/15/36	1,000	1,163,520
New York State Dormitory Authority, RB:
5.00%, 10/01/45	1,500	2,087,925
Bid Group 2, Series A, 5.00%, 03/15/35	740	891,663
Bid Group 4, Series A, 5.00%, 03/15/44	350	411,960
Series 2015B-B, 5.00%, 03/15/32	1,440	1,681,272
Series A, 5.00%, 02/15/39	1,000	1,160,310

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB:
Group 1, Series E, 5.00%, 03/15/27	$500	$619,450
General Purpose, Series D, 5.00%, 02/15/24	700	810,782
Group 2, Series E, 5.00%, 03/15/29	1,000	1,263,050
Series A, 5.00%, 03/15/21	1,500	1,600,650
Series A, 5.00%, 03/15/23	500	565,840
Series A, 5.00%, 03/15/24	600	696,420
Series A, 5.00%, 03/15/28	250	314,148
Series A, 4.00%, 03/15/43	500	537,455
New York State Environmental Facilities Corp., Refunding RB, New York Water System, 5.00%, 06/15/28	570	610,664
New York State Urban Development Corp., Refunding RB, State Personal Income Tax:
Series A, 5.00%, 03/15/21	1,000	1,067,100
Series A, 5.00%, 03/15/27	600	741,834
Series D, 5.00%, 03/15/22	2,500	2,749,350
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.00%, 10/15/34	1,395	1,633,419
194th Series, 5.00%, 10/15/41	835	963,097
Series 179, 5.00%, 12/01/32	1,000	1,135,640
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/29	1,000	1,164,190
State of New York Dormitory Authority, RB:
Group 4, Series A, 5.00%, 03/15/45	1,000	1,175,860
Series B, 5.00%, 03/15/42	2,000	2,167,820
State of New York Dormitory Authority, Refunding RB, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	1,000	1,159,910
State of New York Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, 4.00%, 06/15/46	1,475	1,570,226
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	1,000	1,028,750
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/31	1,000	1,189,180
Series A, 5.00%, 11/15/40	600	685,968
Series B, 5.00%, 11/15/38	1,000	1,177,370

6

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE:
5.00%, 12/15/34	$1,000	$1,135,080
5.00%, 12/15/41	2,000	2,252,640

		82,323,424

North Carolina — 0.8%
City of Charlotte North Carolina, GO, Refunding, Series B, 4.00%, 06/01/24	1,265	1,269,744
City of Charlotte North Carolina Water & Sewer System, Refunding RB, Series B, 5.00%, 07/01/27	1,500	1,563,780
North Carolina Turnpike Authority, RB, Series B (AGC), 0.00%, 01/01/34(a)	500	305,660

		3,139,184

Ohio — 0.3%
State of Ohio, GO, Refunding, Common Schools:
Series A, 5.00%, 09/15/24	350	410,301
Series B, 5.00%, 09/15/25	510	611,016

		1,021,317

Pennsylvania — 2.5%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 03/15/29	1,000	1,157,190
2nd Series, 5.00%, 10/15/26	685	776,043
Commonwealth of Pennsylvania, GO, Refunding, , 5.00%, 01/01/28	1,105	1,327,370
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	149,364
Delaware River Port Authority, Refunding RB, Series B:
5.00%, 01/01/21	250	264,448
5.00%, 01/01/26	250	298,595
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,000	1,100,540
Pennsylvania Turnpike Commission, RB:
Motor License Fund, 5.00%, 12/01/42	2,000	2,100,380
Series A-1, 5.00%, 12/01/47	1,000	1,149,280
Series C, 5.00%, 12/01/43	1,000	1,086,680

		9,409,890

Tennessee — 2.3%
Metropolitan Government of Nashville & Davidson County Tennessee, GO, Refunding:
4.00%, 07/01/30	765	863,853
5.00%, 07/01/32	1,000	1,228,010

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	$900	$1,013,724
State of Tennessee, GO, Refunding, Series A, 4.00%, 08/01/25	5,000	5,384,950

		8,490,537

Texas — 7.2%
Carrollton-Farmers Branch Independent School District, GO, Refunding, (PSF-GTD), 4.00%, 02/15/22(b)	310	330,420
Carrollton-Farmers Branch Independent School District, GO, Series A (PSF-GTD), 4.00%, 02/15/23(b)	445	485,259
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 01/01/45	1,000	1,105,580
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, Series A, 5.00%, 01/01/43	1,000	1,074,920
Central Texas Turnpike System, RB, First Tier, Series A (AMBAC), 0.00%, 08/15/30(a)	270	195,423
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,196,520
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	1,058,290
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	602,800
County of Harris Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/36	1,700	1,829,659
County of Harris Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/31	1,000	1,213,790
Cypress-Fairbanks Independent School District, GO, Refunding, Series C (PSF-GTD), 5.00%, 02/15/44	500	556,360
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/23	800	919,384
Grand Parkway Transportation Corp., RB:
5.00%, 02/01/23	570	635,852
Subordinate Tier, Tela Supported, Series A, 5.00%, 10/01/35	695	834,625

7

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District, GO, Refunding, Series B, 5.00%, 08/15/28	$570	$674,863
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/36	750	812,160
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/38	1,000	1,177,110
1st Tier-Series A, 5.00%, 01/01/43	1,815	2,109,756
Series B, 5.00%, 01/01/34	1,000	1,132,730
State of Texas, GO, Highway Improvement, Series A, 5.00%, 04/01/42	1,500	1,618,590
State of Texas, GO, Refunding, Transportation Commission:
Mobility Partners LLC, 5.00%, 10/01/34	1,000	1,131,900
Series A, 5.00%, 10/01/44	1,000	1,123,170
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Baylor Scott & White Health Project, Series A, 5.00%, 11/15/45	1,000	1,128,150
Texas Water Development Board, RB, State Water Implementation Fund:
Series A, 4.00%, 10/15/37	1,180	1,288,112
Series B, 5.00%, 04/15/49	1,000	1,179,560
University of Texas System, RB, Series E, 5.00%, 08/15/27	400	497,516

		26,912,499

Utah — 0.6%
State of Utah, GO:
5.00%, 07/01/25	450	538,776
5.00%, 07/01/26	1,500	1,834,680

		2,373,456

Virginia — 3.5%
City of Norfolk Virginia Water Revenue, RB(b):
5.00%, 05/01/21	1,790	1,918,218
5.00%, 05/01/21	1,975	2,116,469
5.00%, 05/01/21	2,075	2,223,632
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	605,440
County of Fairfax Virginia, GO, Refunding, Series A, 4.00%, 10/01/27	2,000	2,280,980
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/21	385	397,401

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority, Refunding RB, 21st Century College and Equipment Programs, Series E, 5.00%, 02/01/30	$1,000	$1,234,940
Virginia Commonwealth Transportation Board, Refunding RB:
Garvee, 5.00%, 03/15/27	285	352,545
Gravee, 5.00%, 09/15/23	500	572,720
Series A, 5.00%, 05/15/31	1,000	1,219,990

		12,922,335

Washington — 3.1%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1, 5.00%, 11/01/46	1,000	1,371,340
Central Puget Sound Regional Transit Authority, Refunding RB, Green Bond, Series S-1, 5.00%, 11/01/36	485	558,822
County of King Washington Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/39	2,075	2,300,013
Port of Seattle Washington, Refunding RB, Intermediate Lien, Series A, 5.00%, 08/01/31	2,000	2,188,240
State of Washington, GO, Refunding:
Motor Vehicle Fuel Tax, Series B, 5.00%, 07/01/23	1,000	1,139,750
Series B, 5.00%, 07/01/30	1,000	1,183,420
Series R, 5.00%, 07/01/31	1,000	1,154,310
State of Washington, GO, Various Purposes, Series A, 5.00%, 08/01/43	1,250	1,477,475

		11,373,370

Wisconsin — 1.4%
State of Wisconsin, GO, Refunding:
5.00%, 11/01/27	770	952,252
5.00%, 11/01/29	525	642,395
Series 1, 5.00%, 05/01/22	1,000	1,103,520
Series 2, 5.00%, 11/01/26	980	1,204,028
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/39	1,000	1,138,090

		5,040,285

Total Long-Term Investments — 93.8% (Cost — $337,761,448)		348,972,736

8

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 5.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.38% (c)(d)	19,395,635	$19,399,514

Total Short-Term Securities — 5.2% (Cost — $19,398,140)		19,399,514

Security	Value
Total Investments — 99.0% (Cost — $357,159,588)	$368,372,250

Other Assets Less Liabilities — 1.0%	3,813,855

Net Assets — 100.0%	$372,186,105

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Annualized 7-day yield as of period end.
(d)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	25,084,133	(5,688,498)	19,395,635	$19,399,514	$62,155	$1,419	$1,887

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

SRF — State Revolving Fund

9

Schedule of Investments (unaudited) (continued) March 31, 2019	iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$348,972,736	$—	$348,972,736
Short-Term Securities	19,399,514	—	—	19,399,514

	$19,399,514	$348,972,736	$—	$368,372,250

(a)	See above Schedule of Investments for values in each state or political subdivision.

During the period ended March 31, 2019, there were no transfers between levels.

10